Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000213942 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	PIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of emerging market equity securities.
Top Contributors to Performance
  Country allocation, sector allocation and stock selection all contributed positively to Fund relative performance.
  By country, stock selection in Korea, China and South Africa aided performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Materials aided performance.
  Top individual outperforming Fund holdings included Taiwan Semiconductor Manufacturing Co. Limited, a Taiwanese semiconductor manufacturer; Tencent Holdings, a Chinese tech and entertainment conglomerate; and MercadoLibre, Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  By country, stock selection in Brazil, Malaysia and Taiwan detracted from Fund relative performance.
  By sector, stock selection in Information Technology, Consumer Staples and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung Electronics Co., a Korean semiconductor and consumer electronics company; Data Patterns Limited, an Indian defense manufacturer; and JSC Kaspi.kz JSC, an e-commerce and fintech company out of Kazakhstan.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2017 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Institutional Shares[1]	14.84%	7.16%	7.23%
MSCI Emerging Markets Index	13.04%	7.08%	4.87%
MSCI Emerging Markets Growth Index	15.05%	5.12%	5.41%
Morningstar Diversified Emerging Markets Funds Average	9.65%	7.03%	4.40%
[1]
Commenced operations on November 15, 2019. The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on March 31, 2017.

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 41,930,206
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,461
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$41,930,206
Number of Investments	53
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$12,461

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213941 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of emerging market equity securities.
Top Contributors to Performance
  Country allocation, sector allocation and stock selection all contributed positively to Fund relative performance.
  By country, stock selection in Korea, China and South Africa aided performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Materials aided performance.
  Top individual outperforming Fund holdings included Taiwan Semiconductor Manufacturing Co. Limited, a Taiwanese semiconductor manufacturer; Tencent Holdings, a Chinese tech and entertainment conglomerate; and MercadoLibre, Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  By country, stock selection in Brazil, Malaysia and Taiwan detracted from Fund relative performance.
  By sector, stock selection in Information Technology, Consumer Staples and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance included Samsung Electronics Co., a Korean semiconductor and consumer electronics company; Data Patterns Limited, an Indian defense manufacturer; and JSC Kaspi.kz JSC, an e-commerce and fintech company out of Kazakhstan.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2017 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Class R6 Shares[1,2]	14.97%	7.20%	7.25%
MSCI Emerging Markets Index	13.04%	7.08%	4.87%
MSCI Emerging Markets Growth Index	15.05%	5.12%	5.41%
Morningstar Diversified Emerging Markets Funds Average	9.65%	7.03%	4.40%
[1]
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.

[2]
The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on March 31, 2017.

Performance Inception Date	Aug. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 41,930,206
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,461
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$41,930,206
Number of Investments	53
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$12,461

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213946 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class A Shares
Trading Symbol	PMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country allocation positively affected Fund relative performance.
  By country, stock selection in Germany, Norway and South Korea aided performance.
  By sector, stock selection in Industrials, Consumer Discretionary and Communication Services aided performance.
  Top individual outperforming Fund holdings included Rheinmetall AG, a German defense company; Hanwha Aerospace Co. LTD, a South Korean aerospace and defense company; and MercadoLibre Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  Stock selection and sector allocation detracted from performance.
  By country, stock selection in Canada, Switzerland and Japan detracted from performance.
  By sector, stock selection in Information Technology, Healthcare and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance included Novo Nordisk A/S, a Danish pharmaceutical drug developer and manufacturer; Barry Callebaut AG, a Swiss-Belgian chocolatier; and LG Electronics, a South Korean consumer electronics company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — with sales load[1]	3.10%	7.80%	5.28%
Class A Shares — without sales load[1]	9.09%	9.03%	5.88%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%
Morningstar Foreign Large Blend Funds Average	12.87%	10.53%	5.31%
[1]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 777,128,878
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,583,632
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$777,128,878
Number of Investments	56
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,632

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj, CFA, has been added to the Fund’s portfolio management team. Effective January 1, 2025, Sumanta Biswas, CFA, no longer serves as a Portfolio Manager to the Fund.
Effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, Polaris Capital Management LLC no longer serves as the Fund’s sub-adviser and Bernard R. Horn Jr., Bin Xiao and Jason Crawshaw no longer serve as Portfolio Managers to the Fund. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, management of the Fund’s value component was assumed by the Fund’s investment adviser, Federated Global Investment Management Corp., and Richard Winkowski, Dariusz Czoch and Robert Ricardo were added to the Fund’s portfolio management team to manage the Fund’s value component.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213947 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class C Shares
Trading Symbol	PIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country allocation positively affected Fund relative performance.
  By country, stock selection in Germany, Norway and South Korea aided performance.
  By sector, stock selection in Industrials, Consumer Discretionary and Communication Services aided performance.
  Top individual outperforming Fund holdings included Rheinmetall AG, a German defense company; Hanwha Aerospace Co. LTD, a South Korean aerospace and defense company; and MercadoLibre Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  Stock selection and sector allocation detracted from performance.
  By country, stock selection in Canada, Switzerland and Japan detracted from performance.
  By sector, stock selection in Information Technology, Healthcare and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance included Novo Nordisk A/S, a Danish pharmaceutical drug developer and manufacturer; Barry Callebaut AG, a Swiss-Belgian chocolatier; and LG Electronics, a South Korean consumer electronics company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — with sales load[1]	7.28%	8.22%	5.27%
Class C Shares — without sales load[1]	8.23%	8.22%	5.27%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%
Morningstar Foreign Large Blend Funds Average	12.87%	10.53%	5.31%
[1]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 777,128,878
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,583,632
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$777,128,878
Number of Investments	56
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,632

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj, CFA, has been added to the Fund’s portfolio management team. Effective January 1, 2025, Sumanta Biswas, CFA, no longer serves as a Portfolio Manager to the Fund.
Effective August 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.99%. Prior to August 1, 2024, the Fee Limit for the Class C Shares was 1.94%. Effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, Polaris Capital Management LLC no longer serves as the Fund’s sub-adviser and Bernard R. Horn Jr., Bin Xiao and Jason Crawshaw no longer serve as Portfolio Managers to the Fund. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, management of the Fund’s value component was assumed by the Fund’s investment adviser, Federated Global Investment Management Corp., and Richard Winkowski, Dariusz Czoch and Robert Ricardo were added to the Fund’s portfolio management team to manage the Fund’s value component.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213944 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Institutional Shares
Trading Symbol	PIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country allocation positively affected Fund relative performance.
  By country, stock selection in Germany, Norway and South Korea aided performance.
  By sector, stock selection in Industrials, Consumer Discretionary and Communication Services aided performance.
  Top individual outperforming Fund holdings included Rheinmetall AG, a German defense company; Hanwha Aerospace Co. LTD, a South Korean aerospace and defense company; and MercadoLibre Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  Stock selection and sector allocation detracted from performance.
  By country, stock selection in Canada, Switzerland and Japan detracted from performance.
  By sector, stock selection in Information Technology, Healthcare and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance included Novo Nordisk A/S, a Danish pharmaceutical drug developer and manufacturer; Barry Callebaut AG, a Swiss-Belgian chocolatier; and LG Electronics, a South Korean consumer electronics company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	9.40%	9.31%	6.16%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%
Morningstar Foreign Large Blend Funds Average	12.87%	10.53%	5.31%
[1]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 777,128,878
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,583,632
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$777,128,878
Number of Investments	56
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,632

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj, CFA, has been added to the Fund’s portfolio management team. Effective January 1, 2025, Sumanta Biswas, CFA, no longer serves as a Portfolio Manager to the Fund.
Effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, Polaris Capital Management LLC no longer serves as the Fund’s sub-adviser and Bernard R. Horn Jr., Bin Xiao and Jason Crawshaw no longer serve as Portfolio Managers to the Fund. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, management of the Fund’s value component was assumed by the Fund’s investment adviser, Federated Global Investment Management Corp., and Richard Winkowski, Dariusz Czoch and Robert Ricardo were added to the Fund’s portfolio management team to manage the Fund’s value component.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213945 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class R6 Shares
Trading Symbol	PEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country allocation positively affected Fund relative performance.
  By country, stock selection in Germany, Norway and South Korea aided performance.
  By sector, stock selection in Industrials, Consumer Discretionary and Communication Services aided performance.
  Top individual outperforming Fund holdings included Rheinmetall AG, a German defense company; Hanwha Aerospace Co. LTD, a South Korean aerospace and defense company; and MercadoLibre Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  Stock selection and sector allocation detracted from performance.
  By country, stock selection in Canada, Switzerland and Japan detracted from performance.
  By sector, stock selection in Information Technology, Healthcare and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance included Novo Nordisk A/S, a Danish pharmaceutical drug developer and manufacturer; Barry Callebaut AG, a Swiss-Belgian chocolatier; and LG Electronics, a South Korean consumer electronics company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1,2]	9.41%	9.36%	6.20%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%
Morningstar Foreign Large Blend Funds Average	12.87%	10.53%	5.31%
[1]
The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

[2]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

Performance Inception Date	Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 777,128,878
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,583,632
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$777,128,878
Number of Investments	56
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,632

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj, CFA, has been added to the Fund’s portfolio management team. Effective January 1, 2025, Sumanta Biswas, CFA, no longer serves as a Portfolio Manager to the Fund.
Effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, Polaris Capital Management LLC no longer serves as the Fund’s sub-adviser and Bernard R. Horn Jr., Bin Xiao and Jason Crawshaw no longer serve as Portfolio Managers to the Fund. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, management of the Fund’s value component was assumed by the Fund’s investment adviser, Federated Global Investment Management Corp., and Richard Winkowski, Dariusz Czoch and Robert Ricardo were added to the Fund’s portfolio management team to manage the Fund’s value component.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213949 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalGrowth Fund
Class Name	Institutional Shares
Trading Symbol	PIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country allocation positively affected Fund relative performance.
  By country, stock selection in Korea, Germany, Sweden and Norway aided performance.
  By sector, stock selection in Industrials, Consumer Discretionary and Communication Services aided performance.
  Top individual outperformers included Rheinmetall AG, a German defense company; Hanwha Aerospace Co. LTD, a Korean aerospace and defense company; and MercadoLibre Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  Sector allocation negatively affected Fund relative performance.
  By country, stock selection in Japan, Ireland and Denmark detracted from performance.
  By sector, stock selection in Information Technology, Health Care and Consumer Staples detracted from performance.
  Top individual detractors included Novo Nordisk A/S, a Danish pharmaceutical developer and manufacturer; DISCO Corp., a Japanese semiconductor production equipment maker; and Lasertec Corp., a Japanese semiconductor inspection equipment maker.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: February 29, 2016 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Institutional Shares[1]	10.78%	7.18%	9.39%
MSCI ACWI ex USA Index	13.75%	10.37%	8.33%
MSCI ACWI ex USA Growth Index	10.81%	7.33%	8.08%
Morningstar Foreign Large Growth Funds Average	10.76%	7.53%	8.14%
[1]
Commenced operations on November 15, 2019.  The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund.  For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on February 29, 2016.

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 525,022,207
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,754,797
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$525,022,207
Number of Investments	82
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$3,754,797

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213950 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalGrowth Fund
Class Name	Class R6 Shares
Trading Symbol	REIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country allocation positively affected Fund relative performance.
  By country, stock selection in Korea, Germany, Sweden and Norway aided performance.
  By sector, stock selection in Industrials, Consumer Discretionary and Communication Services aided performance.
  Top individual outperformers included Rheinmetall AG, a German defense company; Hanwha Aerospace Co. LTD, a Korean aerospace and defense company; and MercadoLibre Inc., a Latin American e-commerce and fintech company.
Top Detractors from Performance
  Sector allocation negatively affected Fund relative performance.
  By country, stock selection in Japan, Ireland and Denmark detracted from performance.
  By sector, stock selection in Information Technology, Health Care and Consumer Staples detracted from performance.
  Top individual detractors included Novo Nordisk A/S, a Danish pharmaceutical developer and manufacturer; DISCO Corp., a Japanese semiconductor production equipment maker; and Lasertec Corp., a Japanese semiconductor inspection equipment maker.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: February 29, 2016 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Class R6 Shares[1,2]	11.25%	7.29%	9.45%
MSCI ACWI ex USA Index	13.75%	10.37%	8.33%
MSCI ACWI ex USA Growth Index	10.81%	7.33%	8.08%
Morningstar Foreign Large Growth Funds Average	10.76%	7.53%	8.14%
[1]
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.

[2]
The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on February 29, 2016.

Performance Inception Date	Aug. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 525,022,207
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,754,797
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$525,022,207
Number of Investments	82
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$3,754,797

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2024, Michael Czekaj has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation